CONSOLIDATED SEGMENT DATA (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT REPORTING

Selected information by segment is presented in the following tables for the year ended December 31, 2021, 2020, and 2019.

	2021	2020	2019
Revenues(1)
TIT Segment	$636,743	$377,499	$241,132
CBT Segment	18,753,836	10,685,276	13,550,171
BT Segment	5,455,345	-	-
	$24,845,924	$11,062,775	$13,791,303

(1)	Revenues by operating segments exclude intercompany transactions.

	2021	2020	2019
(Loss) income from operations
TIT Segment	$570,220	$(166,727)	$(662,556)
CBT Segment	(7,668,616)	(15,268,750)	(2,037,151)
BT Segment	(1,615,446)	-	-
Corporate and others(2)	-	(1,931,252)	(1,472,454)
(Loss) income from operations	(8,713,842)	(17,366,729)	(4,172,161)
Corporate other income, net	(281,984)	(22,580)	669,755
Corporate interest income	4,640	4,798	133,517
Corporate interest expense	(928,352)	(1,018,013)	(499,852)
(Loss) before income taxes	(9,919,538)	(18,402,524)	(3,868,741)

Income tax benefit	(5,321)	71,316	274,480
Net (loss)	(9,924,859)	(18,331,208)	(3,594,261)

Less: Loss (income) attributable to the non-controlling interest	-	636,433	11,929
Net (loss) income attributable to the Company	$(9,924,859)	$(17,694,775)	$(3,582,332)

(2)	Includes non-cash compensation, professional fees and consultancy fees for the Company.

Non-cash employee compensation by segment for the year ended December 31, 2021, 2020, and 2019 are as follows:

	2021	2020	2019
Non-cash employee compensation:
Corporate and others	2,950,070	298,091	494,316
	$2,950,070	$298,091	$494,316

Depreciation and amortization by segment for the year ended December 31, 2021, 2020, and 2019 are as follows:

	2021	2020	2019
Depreciation and amortization:
TIT Segment	$13,173	$19,783	$17,278
CBT Segment	2,293,030	3,459,861	2,883,674
BT Segment	1,398,615	-	-
	$3,704,818	$3,479,644	$2,900,952

TAOPING INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

	2021	2020	2019
Provisions for allowance for credit losses on accounts receivable, other receivable and advances to suppliers:
TIT Segment	$(658,035)	$36,895	$344,550
CBT Segment	6,192,425	13,484,287	3,283,994
BT Segment	7,327	-	-
	$5,541,717	$13,521,182	$3,628,544

	2021	2020	2019
Inventory obsolescence provision:
TIT Segment	$-	$10,943	$2,366
CBT Segment	(82,255)	(5,318)	112,824
	$(82,255)	$5,625	$115,190

Total assets by segment as at December 31, 2021 and 2020 are as follows:

	2021	2020
Total assets
TIT Segment	$6,462,162	$213,329
CBT Segment	30,981,079	30,488,753
BT Segment	9,712,250
Corporate and others	-	74,569
	$47,155,491	$30,776,651